Reserves for Losses and Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table represents a reconciliation of beginning and ending consolidated loss and LAE reserves for the twelve months ended December 31, 2022, 2021 and 2020:

	As at December 31,
	2022	2021	2020
	($ in millions)
Provision for losses and LAE at the start of the year	$7,611.8	$7,165.3	$6,951.8
Less reinsurance recoverable	(3,298.1)	(3,195.2)	(2,319.8)
Net loss and LAE at the start of the year	4,313.7	3,970.1	4,632.0

Net loss and LAE expenses disposed (1)	(1,840.1)	—	(818.5)
Movement in net provision for losses and LAE for claims incurred:
Current year	1,651.9	1,648.2	1,841.7
Prior years	28.1	45.1	(0.9)
Total incurred	1,680.0	1,693.3	1,840.8
Net Losses and LAE payments for claims incurred:
Current year	(192.7)	(729.1)	(404.9)
Prior years	(1,098.4)	(580.7)	(1,359.7)
Total paid	(1,291.1)	(1,309.8)	(1,764.6)

Foreign exchange (gains)/losses	(49.3)	(39.9)	80.4

Net losses and LAE reserves at the end of the year	2,813.2	4,313.7	3,970.1
Plus reinsurance recoverable on unpaid losses at the end of the year	4,897.7	3,298.1	3,195.2
Provision for losses and LAE at the end of the year	$7,710.9	$7,611.8	$7,165.3
 ______________
(1) Net loss and LAE expenses disposed of $1,840.1 million represent the net loss reserves as at May 20, 2022 (“Closing Date”) for losses in relation to 2019 and prior accident years, in addition to the $770.0 million of ceded reserves under the previous ADC agreement, recognizing a total recoverable of $2,610.1 million. These reserves were rolled forward from the initial effective date of September 30, 2021, at which time the net losses reserves were $3,120.0 million.
As at December 31, 2022 the total amount recoverable from Enstar under the LPT was $2,132.0 million (As at December 31, 2021 recoverable from Enstar on the ADC was — $838.1 million) which includes claims paid and reserve development since the Closing Date.
Net loss and LAE expenses disposed in 2020 includes the transfer of reserves under the ADC agreement providing $770.0 million of cover and the loss portfolio transfer transactions for our surety insurance book of $42.0 million and our U.S. accident and health book of $6.5 million.

Short-duration Insurance Contracts, Claims Development
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance as at December 31, 2022, 2021, 2020, 2019 2018, 2017, 2016, 2015, 2014 and 2013. Under the LPT agreement, the Company has reinsured net losses incurred on all accident years 2019 and prior. This has resulted in total incurred claims, IBNR and loss adjustment expenses in the loss development triangles for 2019 and prior to be Nil. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2022.
The Company has chosen to disaggregate the business in its Insurance segment, for the purposes of these loss development triangles as: Property; Casualty; Marine Aviation and Energy; and Financial and Professional insurance lines. The Company considers that this presentation of its Insurance lines loss development triangles more precisely reflects meaningful trending information. The Company presents its loss development triangles for the Reinsurance segment in line with the reportable reinsurance lines: Property Catastrophe and Other Property; Casualty; and Specialty.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022

	For the Years Ended December 31,										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	Unaudited Prior Years
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	126.7	114.4	114.2	109.9	110.9	109.0	109.3	109.5	102.1	106.1	—	—
2014		162.6	154.9	132.4	133.0	132.2	130.7	130.1	125.2	131.1	—	9,949
2015			233.3	199.0	193.9	196.3	196.9	193.9	179.6	189.2	—	11,549
2016				233.9	245.0	240.0	241.3	242.5	233.4	244.8	—	10,773
2017					290.4	253.7	246.8	248.1	280.9	247.7	—	9,717
2018						196.3	198.1	182.2	196.2	177.3	—	8,308
2019							122.5	126.5	104.1	107.8	—	6,852
2020								199.9	195.9	205.1	24.4	7,542
2021									204.6	199.5	38.2	6,583
2022										163.9	62.9	4,171
								Total		$1,772.5

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	37.5	73.7	86.8	98.6	103.0	105.8	107.6	107.9	106.8	106.1
2014		39.9	85.2	112.5	122.0	126.0	127.3	128.7	129.9	131.1
2015			56.3	138.3	165.1	174.1	190.1	188.9	190.4	189.2
2016				65.7	166.1	198.1	219.2	228.6	233.7	244.8
2017					95.0	185.0	217.2	237.9	242.1	247.7
2018						60.3	153.6	176.1	173.0	177.3
2019							48.0	88.6	99.3	107.8
2020								60.1	122.9	150.1
2021									58.2	118.6
2022										40.8
								Total		$1,513.5

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								$259.0
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$259.0

	Casualty Insurance Lines										As at December 31, 2022
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	128.6	112.8	111.6	116.8	99.8	101.1	101.4	100.0	107.8	86.7	—	3,392
2014		139.9	122.6	134.2	124.0	131.0	134.9	131.8	137.9	107.4	—	3,914
2015			197.9	217.9	180.5	197.5	230.1	228.3	250.4	197.2	—	4,775
2016				211.5	182.5	177.6	184.2	195.1	247.4	163.3	—	4,818
2017					176.3	169.9	173.4	190.5	234.6	154.4	—	5,495
2018						119.4	122.5	132.2	169.7	94.4	—	5,500
2019							122.0	144.4	155.3	88.3	—	5,198
2020								131.1	139.3	138.7	72.1	3,755
2021									170.5	185.6	119.7	3,356
2022										201.1	132.1	2,709
								Total		$1,417.1

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	2.1	25.1	38.2	51.2	65.9	77.9	82.0	83.9	84.0	86.7
2014		2.5	12.6	31.5	57.3	70.1	93.1	105.4	104.0	107.4
2015			3.0	16.4	55.1	90.2	135.0	163.6	174.5	197.2
2016				4.0	22.0	38.6	79.7	106.1	128.8	163.3
2017					3.4	22.3	51.2	93.4	110.3	154.4
2018						3.0	27.2	41.4	65.5	94.4
2019							6.2	16.7	68.0	88.3
2020								—	9.2	36.1
2021									3.00	8.8
2022										23.2
								Total		$959.8

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								$457.3
		All outstanding liabilities before 2013, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$457.3

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	319.4	332.1	340.7	324.3	331.5	345.0	343.6	338.7	346.5	319.7	—	4,179
2014		308.6	312.2	297.2	308.9	304.5	311.4	300.7	317.6	279.1	—	4,058
2015			295.3	297.0	279.3	283.7	307.2	309.9	327.3	302.7	—	4,076
2016				258.8	229.0	227.5	227.9	217.7	224.3	199.2	—	4,431
2017					209.3	199.9	206.2	213.7	231.5	205.3	—	6,059
2018						170.1	207.1	207.9	238.8	169.7	—	5,153
2019							145.5	152.8	151.1	124.0	—	3,662
2020								110.2	111.2	125.7	17.5	3,856
2021									93.0	96.1	18.3	4,863
2022										107.7	58.8	3,810
								Total		$1,929.2

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	41.2	130.9	203.9	234.1	263.5	283.1	299.1	309.3	309.0	319.7
2014		53.2	116.0	188.1	208.6	231.3	249.5	261.7	274.2	279.1
2015			44.6	122.5	172.7	192.1	220.0	255.5	277.5	302.7
2016				30.8	81.9	141.3	163.1	189.5	197.3	199.2
2017					40.0	97.0	139.6	167.6	155.7	205.3
2018						26.7	104.3	132.6	154.7	169.7
2019							33.4	72.4	117.5	124.0
2020								28.5	66.4	88.6
2021									23.5	52.3
2022										24.9
								Total		$1,765.5

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								$163.7
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$163.7

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	104.3	98.7	103.1	99.6	98.6	89.9	88.8	95.1	101.0	82.9	—	606
2014		133.2	128.8	127.4	117.7	128.9	118.0	118.8	124.3	118.9	—	794
2015			171.9	173.4	183.1	187.1	188.0	183.0	189.9	163.9	—	1,085
2016				188.4	209.3	213.7	199.7	182.9	189.0	163.2	—	1,244
2017					203.9	179.6	184.5	185.2	208.8	166.7	—	1,737
2018						153.7	169.4	151.2	163.2	125.4	—	4,643
2019							246.8	259.6	253.9	195.2	—	23,831
2020								346.3	346.2	336.2	118.0	105,947
2021									284.5	302.8	170.4	34,942
2022										314.8	265.2	3,487
								Total		$1,970.0

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	7.9	20.6	30.6	64.6	62.8	71.1	73.2	76.4	79.9	82.9
2014		2.8	30.2	52.7	71.1	78.5	84.0	90.9	102.3	118.9
2015			13.5	43.1	69.5	88.6	108.8	137.6	144.1	163.9
2016				14.8	70.7	100.7	128.7	124.6	133.8	163.2
2017					27.1	51.0	83.0	116.2	135.6	166.7
2018						17.4	71.6	97.8	113.3	125.4
2019							26.8	86.2	136.8	195.2
2020								47.2	120.8	174.2
2021									42.8	90.2
2022										17.5
								Total		$1,298.1

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								$671.9
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$671.9

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	212.3	193.7	184.1	173.1	171.7	168.5	165.8	162.9	159.5	156.3	—	832
2014		185.8	172.6	157.1	145.7	145.9	141.1	141.2	140.1	138.1	—	900
2015			210.0	183.7	173.8	153.5	168.9	168.9	177.2	160.6	—	1,048
2016				264.2	264.6	263.2	242.1	237.7	230.1	229.8	—	1,307
2017					550.7	529.4	511.7	500.4	595.5	447.7	—	1,953
2018						323.5	362.8	356.0	571.0	304.5	—	1,780
2019							237.3	249.6	358.7	203.6	—	1,399
2020								317.5	402.1	348.9	81.0	1,379
2021									647.3	472.7	196.9	1,411
2022										392.3	266.7	950
								Total		$2,854.5

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	33.9	95.7	142.6	154.1	158.6	160.1	161.6	156.0	156.0	156.3
2014		36.9	98.5	124.4	133.7	137.4	136.0	137.6	137.8	138.1
2015			35.6	93.6	124.2	136.7	153.6	155.9	159.5	160.6
2016				55.8	160.5	200.9	211.6	224.4	230.7	229.8
2017					123.0	355.4	413.5	437.1	433.7	447.7
2018						122.1	290.1	296.8	315.3	304.5
2019							28.1	143.9	191.4	203.6
2020								41.8	165.5	237.3
2021									75.0	233.2
2022										65.5
								Total		$2,176.6

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								677.9
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$677.9

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	211.7	226.7	221.6	219.1	202.3	197.7	200.3	197.9	191.6	151.9	—	1,700
2014		201.8	204.0	212.3	205.5	199.0	202.1	198.0	191.1	144.7	—	1,843
2015			191.1	197.6	207.3	209.8	207.5	203.7	198.8	135.1	—	2,038
2016				229.3	241.4	241.0	251.0	258.5	258.5	174.6	—	2,153
2017					241.0	239.1	249.7	248.9	265.5	147.7	—	2,166
2018						226.0	255.0	262.5	264.3	130.4	—	2,002
2019							232.5	253.1	252.0	82.1	—	1,567
2020								252.6	233.6	197.9	123.2	1,088
2021									205.7	215.6	135.9	815
2022										248.7	179.1	478
								Total		$1,628.7

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	3.4	15.7	42.3	64.4	91.8	113.5	126.0	137.9	144.2	151.9
2014		2.5	13.6	37.4	59.6	85.4	105.9	123.4	133.0	144.7
2015			3.3	17.5	37.8	64.7	88.4	107.3	121.4	135.1
2016				8.9	32.9	62.9	94.8	124.6	145.3	174.6
2017					8.7	30.2	58.5	96.5	115.7	147.7
2018						7.1	33.2	73.0	103.8	130.4
2019							9.1	36.2	60.9	82.1
2020								9.1	27.6	44.1
2021									7.8	37.1
2022										9.4
								Total		$1,057.1

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								571.6
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$571.6

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2022
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	$ (in millions)
2013	140.5	135.7	127.7	116.3	115.7	111.9	111.6	108.3	104.8	98.1	—	579
2014		149.5	137.5	129.5	120.8	123.6	122.2	118.0	116.6	105.4	—	622
2015			163.2	166.4	161.1	155.9	154.5	150.0	150.0	132.5	—	774
2016				235.8	236.6	234.6	227.6	222.6	218.8	197.6	—	938
2017					375.4	388.4	372.1	361.1	364.2	325.9	—	1,336
2018						392.7	391.9	390.3	419.5	342.1	—	1,403
2019							470.3	493.4	397.4	423.6	—	1,537
2020								412.8	600.0	374.1	53.1	1,470
2021									156.6	151.6	55.8	1,276
2022										193.9	107.9	969
								Total		$2,344.8

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	($ in millions)
2013	24.3	68.7	84.4	91.4	98.4	98.4	99.3	99.0	98.1	98.1
2014		16.2	55.2	79.8	87.8	98.0	100.9	102.5	104.4	105.4
2015			17.3	55.2	102.5	119.9	128.7	131.7	131.7	132.5
2016				58.2	149.5	163.9	181.7	191.8	201.8	197.6
2017					94.1	237.4	268.9	303.8	314.4	325.9
2018						26.7	279.0	312.2	328.5	342.1
2019							272.5	379.6	398.8	423.6
2020								212.8	269.6	290.4
2021									28.2	53.2
2022										25.8
								Total		$1,994.6

		All outstanding liabilities for 2013 and subsequent years, net of reinsurance								350.2
			All outstanding liabilities before 2013, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$350.2

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Reconciliation of Incurred and Paid Claims Development to total Provision for Losses and LAE

	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021
	($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	259.0	289.3
- Casualty insurance lines	457.3	725.6
- Marine, aviation and energy insurance lines	163.7	427.9
- Financial and professional insurance lines	671.9	808.7
Total insurance lines	1,551.9	2,251.5

Reinsurance lines
- Property catastrophe and other property reinsurance	677.9	784.9
- Casualty reinsurance	571.6	975.3
- Specialty reinsurance	350.2	472.3
Total reinsurance lines	1,599.7	2,232.5

Net loss and LAE	3,151.6	4,484.0

Reinsurance recoverable on unpaid losses:
Insurance lines	2,907.8	2,117.4
Reinsurance lines	1,989.9	1,180.7
Total reinsurance recoverable on unpaid losses	4,897.7	3,298.1

Deferred gain on retroactive contracts	42.7	58.3
Unallocated claims incurred	41.4	56.6
Other reinsurance balances recoverable (1)	(429.3)	(286.4)
Carbon syndicate reserves	5.2	1.0
Other	1.6	0.2
	(338.4)	(170.3)

Provision for losses and LAE at the end of the year	7,710.9	7,611.8
____________________
(1) Other reinsurance balances recoverable primarily include short term recoverables to be collected.
Short-duration Insurance Contracts, Schedule of Historical Claims Duration
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance

Years	1	2	3	4	5	6	7	8	9	10

Insurance	16.6%	27.0%	19.4%	13.6%	8.3%	9.6%	6.0%	4.7%	2.2%	2.6%

Reinsurance	20.5%	33.7%	15.7%	10.1%	7.8%	5.9%	4.3%	2.7%	2.3%	1.9%